Document and Entity Information	Dec. 15, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 15, 2022
Entity File Number	001-39712
Entity Registrant Name	Olema Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	30-0409740
Entity Address, Address Line One	512 2nd Street
Entity Address, Adress Line Two	4th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	415
Local Phone Number	651-3316
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	OLMA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001750284
Current Fiscal Year End Date	--12-31
Amendment Flag	false